SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
STATEMENTS OF OPERATIONS
Interest expense	$ 3,831	$ 8,530	$ 8,672	$ 8,277	$ 8,211	$ 7,828	$ 7,664	$ 7,360	$ 4,289	$ 16,949	$ 29,310	$ 31,063	$ 27,126
Gain (loss) before income taxes	7,687	12,865	3,875	1,109	(2,679)	3,669	3,817	(3,612)	31,309	4,984	25,536	1,195	(3,268)
Income tax expense (benefit)	(9,685)	551	239	80	(1,046)	1,791	1,865	(1,764)	11,488	319	(8,815)	846	1,405
Net income (loss)	17,372	12,314	3,636	1,029	(1,633)	1,878	1,952	(1,848)	19,821	4,665	34,351	349	(4,673)
Mattress Firm Holding Corp. (Parent company)
STATEMENTS OF OPERATIONS
Equity in undistributed earnings of subsidiary											32,448	6,920	1,612
Interest expense											6,912	5,725	4,880
Gain (loss) before income taxes											25,536	1,195	(3,268)
Income tax expense (benefit)											(8,815)	846	1,405
Net income (loss)											$ 34,351	$ 349	$ (4,673)